Note 11 - Income Taxes (Details) - Components of Deferred Tax Assets and Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Deferred tax assets:
Allowances for losses on loans and commitments	$ 1,463	$ 1,484	$ 1,717
Uncollected interest	106	142	425
Restricted stock award	33	72	72
Other	66	63	56
	2,685	2,768	3,232
Deferred tax liabilities
Depreciation	(217)	(148)	(166)
Net deferred tax asset included in other assets	2,468	2,620	3,066
Benefit Plans [Member]
Deferred tax assets:
Benefit plans	967	983	941
Benefit Plans AOCI [Member]
Deferred tax assets:
Benefit plans	$ 50	$ 24	$ 21